Fair Value Measurements (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Assets:
Total (losses)	¥ (5,068,028)	¥ (3,804,116)
Fair Value, Measurements, Nonrecurring [Member]
Assets:
Long-lived assets	4,745,230	6,825,694
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Long-lived assets	¥ 4,745,230	¥ 6,825,694